Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Inventory allowance		$ 151,191	$ 146,292
Redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized		24,010,000	11,000,000
Redeemable preferred stock, shares issued	3,212	1,024
Redeemable preferred stock, shares outstanding	3,212	1,024
Redeemable preferred stock, shares to be issued	48,556	49,706	48,206
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,010,000	3,010,000	3,010,000
Preferred stock, shares issued	200,537	200,508
Preferred stock, shares outstanding	200,537	200,508
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	150,000,000
Common stock, shares issued	114,887,561	95,765,736	1,146,302
Common stock, shares outstanding	114,887,561	95,765,736	1,146,302
Inventory allowance	$ 188,365	$ 146,292
Redeemable preferred stock, shares authorized	6,020,000	6,010,000